Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Research and development expense	$ 40,448	$ 31,468
Advertising costs	92,700	103,318
Cash equivalents	0	$ 0
FDIC insured amount	$ 250,000